UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                             MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended June 30, 2004 and the Period May 21, 2003 (inception) to December 31, 2003

                         Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $             98,245,202
      Cash                                                                                                           10,433
      Interest receivable                                                                                           773,200
      Subscriptions receivable                                                                                      166,680
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                               99,195,515
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                      61,867
      Redemptions payable                                                                                           235,512
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                             297,379
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $             98,898,136
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              1,021,673
      Additional paid-in capital                                                                                101,541,306
      Net unrealized depreciation on investments                                                                 (2,208,648)
      Undistributed net investment income                                                                            56,790
      Accumulated net realized loss on investments                                                               (1,512,985)
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $             98,898,136
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                   9.68
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                10,216,728

(1)  Cost of investments in securities:                                                            $            100,453,850

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                    $              2,217,264
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                              432,095
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            1,785,169
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                                                          (1,029,008)
      Change in net unrealized depreciation on investments                                                      (1,440,177)
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized loss on investments                                                           (2,469,185)
                                                                                                    -----------------------
                                                                                                    -----------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $               (684,016)
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                                           2004                 2003
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------
                                                                                         UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                         $       1,785,169    $       1,380,301
      Net realized loss on investments                                                     (1,029,008)            (483,977)
      Change in net unrealized depreciation on investments                                 (1,440,177)            (768,471)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Net increase (decrease) in net assets resulting from operations                        (684,016)             127,853
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                           (1,728,379)          (1,478,912)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                    34,476,664          147,311,436
      Reinvestment of distributions                                                         1,728,379            1,478,912
      Redemptions of shares                                                               (60,331,584)         (22,002,217)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Net increase (decrease) in net assets resulting from share transactions             (24,126,541)         126,788,131
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Total increase (decrease) in net assets                                             (26,538,936)         125,437,072

NET ASSETS:
      Beginning of period                                                                 125,437,072                    0
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      End of period  (1)                                                            $      98,898,136    $     125,437,072
                                                                                      ================     ================
                                                                                      ================     ================

OTHER INFORMATION:

SHARES:
      Sold                                                                                  3,481,160           14,825,324
      Issued in reinvestment of distributions                                                 176,416              149,898
      Redeemed                                                                             (6,178,902)          (2,237,168)
                                                                                      ----------------     ----------------
                                                                                      ----------------     ----------------

      Net increase (decrease)                                                              (2,521,326)          12,738,054
                                                                                      ================     ================
                                                                                      ================     ================

(1) Including undistributed net investment income                                   $          56,790    $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                                Six Months Ended       Period Ended December 31,
                                                                                  June 30, 2004             2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------
                                                                                    UNAUDITED
Net Asset Value, Beginning of Period                                         $                9.85   $            10.00

Income from Investment Operations

Net investment income                                                                         0.16                 0.13
Net realized and unrealized loss                                                             (0.18)               (0.15)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Loss From Investment Operations                                                        (0.02)               (0.02)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.15)               (0.13)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $                9.68   $             9.85
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                (0.22%) o            (0.20%) o

Net Assets, End of Period ($000)                                             $              98,898      $       125,437

Ratio of Expenses to Average Net Assets                                                      0.70%  *             0.70%  *

Ratio of Net Investment Income to Average Net Assets                                         2.90%  *             2.21%  *

Portfolio Turnover Rate                                                                     44.27%  o            33.24%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *   Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,515,829 and $11,235,449, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $40,070,832 and $61,063,471, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $100,549,562. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $47,184 and gross depreciation of securities in which there was an excess of tax cost over value of $2,351,544, resulting in net depreciation of $2,304,360.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $368,442, expiring in the year 2011. The Portfolio also had current year deferred post-October capital losses of $15,338.

Maxim Federated Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.82%
    750,000 Raytheon Co                                                  812,258
            Notes
            6.750% August 15, 2007
                                                                        $812,258

AGENCY --- 39.39%
  1,605,591 Fannie Mae                                                 1,642,032
            6.000% August 1, 2032
  1,453,336 Fannie Mae                                                 1,458,509
            5.000% February 1, 2018
  2,662,802 Fannie Mae                                                 2,657,754
            5.500% July 1, 2033
  3,514,912 Fannie Mae                                                 3,527,423
            5.000% February 1, 2018
  1,697,317 Fannie Mae                                                 1,771,144
            6.500% January 1, 2031
  4,172,539 Fannie Mae                                                 4,088,497
            4.500% June 1, 2018
  3,000,000 Fannie Mae **                                              2,879,682
            4.375% September 15, 2012
  2,000,000 Federal Farm Credit **                                     1,965,950
            2.375% October 2, 2006
  4,705,234 Freddie Mac                                                4,819,573
            5.500% February 1, 2018
    748,029 Freddie Mac                                                  764,951
            6.000% November 1, 2033
  2,203,042 Freddie Mac                                                2,200,182
            5.500% October 1, 2033
  4,839,761 Freddie Mac                                                4,676,956
            5.000% March 1, 2034
  3,000,000 Freddie Mac **                                             2,953,731
            3.500% April 1, 2008
  3,209,837 Ginnie Mae                                                 3,295,924
            6.000% February 15, 2032
                                                                     $38,702,308

AUTOMOBILES --- 1.24%
    500,000 DaimlerChrysler NA Holding Corp                              512,620
            Global Notes
            6.500% November 15, 2013
    500,000 DaimlerChrysler NA Holding Corp                              505,103
            Notes
            2.180% August 8, 2006
    200,000 General Motors Corp                                          205,410
            Senior Unsecured Notes
            7.125% July 15, 2013
                                                                      $1,223,133

BANKS --- 1.35%
    200,000 BB&T Corp                                                    192,659
            Subordinated Notes
            5.200% December 23, 2015
  1,000,000 PNC Funding Corp                                           1,135,184
            Unsecured Subordinated Bonds
            7.500% November 1, 2009
                                                                      $1,327,843

BROADCAST/MEDIA --- 1.85%
    750,000 Clear Channel Communications Inc                             757,910
            Senior Unsecured Notes
            4.625% January 15, 2008
  1,100,000 Cox Communications Inc                                     1,058,005
            Bonds
            5.500% October 1, 2015
                                                                      $1,815,915

CANADIAN - PROVINCIAL --- 3.28%
  2,000,000 Hydro-Quebec                                               2,178,152
            Notes
            6.300% May 11, 2011
  1,000,000 Province of Quebec                                         1,043,678
            Notes
            5.500% April 11, 2006
                                                                      $3,221,830

COLLATERALIZED BOND OBLIGATION --- 1.84%
  1,804,393 Wells Fargo Mortgage Backed Securities Trust               1,808,067
            Series 2003-18 Class A1
            5.500% December 25, 2033
                                                                      $1,808,067

COMMERCIAL MORTGAGE BACKED --- 0.95%
    956,456 Morgan Stanley Capital I                                     932,077
            Series 2004-T13 Class A1
            2.850% September 13, 2045
                                                                        $932,077

COMPUTER HARDWARE & SYSTEMS --- 1.10%
  1,000,000 International Business Machines Corp                       1,084,131
            Notes
            6.450% August 1, 2007
                                                                      $1,084,131

COMPUTER SOFTWARE & SERVICES --- 1.15%
  1,000,000 Computer Sciences Corp                                     1,132,798
            Unsecured Notes
            7.375% June 15, 2011
                                                                      $1,132,798

ELECTRIC COMPANIES --- 1.47%
    500,000 Dominion Resources Inc                                       500,732
            Senior Notes
            1.550% May 15, 2006
  1,000,000 Pacific Gas & Electric Co                                    940,556
            1st Mortgage
            6.050% March 1, 2034
                                                                      $1,441,288

FINANCIAL SERVICES --- 6.93%
  1,000,000 Boeing Capital Corp                                        1,077,633
            Notes
            6.500% February 15, 2012
    500,000 CIT Group Inc                                                500,947
            Senior Notes
            1.770% June 19, 2006
  1,000,000 Citigroup Inc                                              1,054,968
            Senior Notes
            6.750% December 1, 2005
    750,000 Ford Motor Credit Co                                         791,075
            Notes
            7.375% February 1, 2011
    750,000 General Motors Acceptance Corp                               781,020
            Notes
            6.125% September 15, 2006
  1,000,000 Household Finance Corp                                     1,050,496
            Notes
            5.750% January 30, 2007
    500,000 SLM Corp                                                     501,438
            Notes
            1.669% September 15, 2006
  1,000,000 USA Education Inc                                          1,050,865
            Notes
            5.625% April 10, 2007
                                                                      $6,808,442

FOREIGN GOVERNMENTS --- 0.39%
    400,000 Government of Mexico                                         387,200
            Notes
            7.500% April 8, 2033
                                                                        $387,200

GOLD, METALS & MINING --- 1.48%
  1,000,000 BHP Finance USA Ltd                                          972,206
            Notes
            4.800% April 15, 2013
    500,000 Inco Ltd                                                     486,589
            Bonds
            5.700% October 15, 2015
                                                                      $1,458,795

HEALTH CARE RELATED --- 0.74%
    740,000 United Health Group Inc                                      723,305
            Senior Unsecured Notes
            3.300% January 30, 2008
                                                                        $723,305

INSURANCE RELATED --- 2.23%
  1,000,000 AXA                                                        1,224,615
            Unsecured Notes
            8.600% December 15, 2030
  1,000,000 Travelers Property Casualty Corp                             968,619
            Senior Unsecured Notes
            5.000% March 15, 2013
                                                                      $2,193,234

INVESTMENT BANK/BROKERAGE FIRM --- 1.58%
    500,000 Goldman Sachs Group Inc                                      500,871
            Notes
            1.349% April 20, 2006
  1,000,000 Morgan Stanley                                             1,048,730
            Notes
            7.750% June 15, 2005
                                                                      $1,549,601

LEISURE & ENTERTAINMENT --- 0.83%
    750,000 AOL Time Warner Inc                                          811,606
            Bonds
            7.625% April 15, 2031
                                                                        $811,606

OIL & GAS --- 0.88%
    750,000 Devon Financing Corp                                         860,593
            Unsecured Bonds
            7.875% September 30, 2031
                                                                        $860,593

OTHER ASSET-BACKED --- 0.95%
    929,259 First Franklin Mortgage Loan Asset Backed Certificates ++    929,583
            Series 2003-FF5 Class A3
            1.650% March 25, 2034
                                                                        $929,583

PAPER & FOREST PRODUCTS --- 0.40%
    400,000 International Paper Co                                       391,588
            Notes
            5.500% January 15, 2014
                                                                        $391,588

PHARMACEUTICALS --- 0.39%
    400,000 Wyeth                                                        380,377
            Bonds
            6.450% February 1, 2024
                                                                        $380,377

POLLUTION CONTROL --- 0.84%
    750,000 Republic Services Inc                                        820,472
            Senior Unsecured Notes
            6.750% August 15, 2011
                                                                        $820,472

PRINTING & PUBLISHING --- 0.96%
    750,000 News America Holdings Inc                                    941,069
            Senior Debentures
            9.250% February 1, 2013
                                                                        $941,069

REAL ESTATE --- 1.81%
    750,000 EOP Operating LP                                             832,333
            Unsecured Notes
            7.750% November 15, 2007
  1,000,000 Rouse Co REIT                                                950,039
            Notes
            3.625% March 15, 2009
                                                                      $1,782,372

RETAIL --- 1.91%
  1,000,000 CVS Corp                                                   1,042,501
            Unsecured Notes
            5.625% March 15, 2006
    750,000 Kroger Co                                                    833,181
            Senior Unsecured Notes
            7.250% June 1, 2009
                                                                      $1,875,682

TELEPHONE & TELECOMMUNICATIONS --- 2.33%
    750,000 AT&T Wireless Services Inc                                   800,324
            Senior Notes
            7.350% March 1, 2006
    320,000 Sprint Capital Corp                                          372,890
            Company Guaranteed Bonds
            8.750% March 15, 2032
  1,000,000 Verizon Global Funding Corp                                1,117,975
            Senior Unsecured Notes
            7.250% December 1, 2010
                                                                      $2,291,189

U.S. GOVERNMENTS --- 8.18%
  2,600,000 United States of America                                   2,911,085
            6.250% May 15, 2030
  3,400,000 United States of America                                   4,110,410
            7.250% May 15, 2016
  1,000,000 United States of America                                   1,010,430
            4.750% May 15, 2014
                                                                      $8,031,925

TOTAL BONDS --- 87.27%                                               $85,738,681
(Cost $87,947,329)

SHORT-TERM INVESTMENTS

    385,000 Fannie Mae                                                   384,927
                  1.146%, July 7, 2004
  3,947,000 Fannie Mae                                                 3,947,000
                  1.217%, July 1, 2004
    750,000 Fannie Mae                                                   750,000
                  1.004%, July 1, 2004
    625,000 Federal Farm Credit                                          624,893
                  1.045%, July 7, 2004
  3,500,000 Federal Home Loan Bank                                     3,499,906
                  .984%, July 2, 2004
  1,000,000 Federal Home Loan Bank                                     1,000,000
                  1.004%, July 1, 2004
  1,300,000 Federal Home Loan Bank                                     1,299,959
                  1.146%, July 2, 2004
  1,000,000 Freddie Mac                                                  999,836
                  1.197%, July 6, 2004

TOTAL SHORT-TERM INVESTMENTS --- 12.73%                              $12,506,521
(Cost $12,506,521)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%                        $98,245,202
(Cost $100,453,850)

Legend
** Security is an agency note with maturity date and interest rare indicated. ++ Represents the current interest rate for variable rate security. REIT - Real Estate Investment Trust See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004